Other operating income and expense	12 Months Ended
Dec. 31, 2021
Other operating income and expense
Other operating income and expense

14. Other operating income and expense

The details of other operating income and expenses are presented for the years reported in the tables below:

OTHER OPERATING INCOME

	Year Ended December 31,
	2021	2020	2019

	(€ in thousands)
Government grant income	617	321	21
Reimbursement of research and development costs	110	--	--
Reimbursement of transaction costs	63	68	127
Gains from foreign exchange transactions	1,812	849	1,657
Other	368	365	338
Total	2,970	1,603	2,143

Other operating income includes an amount of kEUR 46 (2020: kEUR 75, 2019: kEUR 132) for the movement of impairment on trade receivables.

OTHER OPERATING EXPENSE

	Year Ended December 31,
	2021	2020	2019

	(€ in thousands)
Impairment loss on trade receivables	120	120	60
Losses from foreign exchange transactions	460	2,545	880
Impairment loss on inventory	--	100	--
Other	38	34	5
Total	618	2,799	945